Derivative Financial Instruments - Details of Interest rate and currency Derivative Financial Instruments (Detail) - 12 months ended Dec. 31, 2021 $ in Thousands, $ in Thousands	USD ($)	MXN ($)
CHF
Disclosure of financial instruments by type of interest rate [line items]
Sensitivity Debt	$ 813
Sensitivity DFIs	(791)
Sensitivity Net	22
PEMEX Curves Sensitivity Debt		$ (4,034)
Euro
Disclosure of financial instruments by type of interest rate [line items]
Sensitivity Debt	51,546
Sensitivity DFIs	(44,080)
Sensitivity Net	7,466
PEMEX Curves Sensitivity Debt		(134,172)
Pound sterling [member]
Disclosure of financial instruments by type of interest rate [line items]
Sensitivity Debt	2,704
Sensitivity DFIs	(2,623)
Sensitivity Net	81
PEMEX Curves Sensitivity Debt		(11,175)
Japan, yen [member]
Disclosure of financial instruments by type of interest rate [line items]
Sensitivity Debt	3,830
Sensitivity DFIs	(1,612)
Sensitivity Net	2,218
PEMEX Curves Sensitivity Debt		(8,966)
Peso
Disclosure of financial instruments by type of interest rate [line items]
Sensitivity Debt	20,545
Sensitivity DFIs	521
Sensitivity Net	21,066
PEMEX Curves Sensitivity Debt		(136,646)
Mexican Unidad de Inversion [member]
Disclosure of financial instruments by type of interest rate [line items]
Sensitivity Debt	10,874
Sensitivity DFIs	(10,874)
Sensitivity Net	0
PEMEX Curves Sensitivity Debt		$ (17,144)
Interbank Yield Curves Sensitivity [member] | CHF
Disclosure of financial instruments by type of interest rate [line items]
Sensitivity Debt	(4,194)
Sensitivity DFIs	4,190
Sensitivity Net	(4)
VaR 95% Net	(3)
Interbank Yield Curves Sensitivity [member] | Euro
Disclosure of financial instruments by type of interest rate [line items]
Sensitivity Debt	(153,040)
Sensitivity DFIs	114,808
Sensitivity Net	(38,232)
VaR 95% Net	(19,345)
Interbank Yield Curves Sensitivity [member] | Pound sterling [member]
Disclosure of financial instruments by type of interest rate [line items]
Sensitivity Debt	(11,838)
Sensitivity DFIs	11,824
Sensitivity Net	(14)
VaR 95% Net	(9)
Interbank Yield Curves Sensitivity [member] | Japan, yen [member]
Disclosure of financial instruments by type of interest rate [line items]
Sensitivity Debt	(10,030)
Sensitivity DFIs	2,649
Sensitivity Net	(7,382)
VaR 95% Net	(3,654)
Interbank Yield Curves Sensitivity [member] | Peso
Disclosure of financial instruments by type of interest rate [line items]
Sensitivity Debt	(140,177)
Sensitivity DFIs	(16,013)
Sensitivity Net	(156,190)
VaR 95% Net	(165,454)
Interbank Yield Curves Sensitivity [member] | Mexican Unidad de Inversion [member]
Disclosure of financial instruments by type of interest rate [line items]
Sensitivity Debt	(19,183)
Sensitivity DFIs	19,183
Sensitivity Net	0
VaR 95% Net	$ 0